37. Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Amount endorsement/security	R$ 1,538,140
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Caiuá Transmissora
Operation	Financing
Date issued	12.23.2013
Final maturity	02.15.2029
Amount approved	R$ 84,600
Sureties and guarantees balance	R$ 71,508
Interest	49.00%
Amount endorsement/security	R$ 35,039
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Guaraciaba Transmissora
Operation	Financing
Date issued	09.28.2016
Final maturity	01.15.2031
Amount approved	R$ 440,000
Sureties and guarantees balance	R$ 421,433
Interest	49.00%
Amount endorsement/security	R$ 206,502
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Integração Maranhense
Operation	Financing
Date issued	12.30.2013
Final maturity	02.15.2029
Amount approved	R$ 142,150
Sureties and guarantees balance	R$ 116,995
Interest	49.00%
Amount endorsement/security	R$ 57,328
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Mata de Santa Genebra
Operation	Financing
Date issued	11.30.2017
Final maturity	07.15.2033
Amount approved	R$ 1,018,500
Sureties and guarantees balance	R$ 703,897
Interest	50.10%
Amount endorsement/security	R$ 352,652
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Matrinchã Transmissora
Operation	Financing
Date issued	12.27.2013
Final maturity	05.15.2029
Amount approved	R$ 691,440
Sureties and guarantees balance	R$ 567,796
Interest	49.00%
Amount endorsement/security	R$ 278,220
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Matrinchã Transmissora
Operation	Debentures
Date issued	05.15.2016
Final maturity	06.15.2029
Amount approved	R$ 180,000
Sureties and guarantees balance	R$ 193,088
Interest	49.00%
Amount endorsement/security	R$ 94,613
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Paranaíba Transmissora
Operation	Financing
Date issued	10.21.2015
Final maturity	10.15.2030
Amount approved	R$ 606,241
Sureties and guarantees balance	R$ 582,452
Interest	24.50%
Amount endorsement/security	R$ 142,701
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Paranaíba Transmissora
Operation	Debentures
Date issued	01.15.2017
Final maturity	03.15.2028
Amount approved	R$ 120,000
Sureties and guarantees balance	R$ 109,644
Interest	24.50%
Amount endorsement/security	R$ 26,863
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Voltalia São Miguel do Gostoso Part. S.A.	[1]
Operation	Debentures
Date issued	01.15.2016
Final maturity	12.15.2028
Amount approved	R$ 57,000
Sureties and guarantees balance	R$ 53,328
Interest	49.00%
Amount endorsement/security	R$ 26,131
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Carnaúba S.A.	[1]
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 74,000
Sureties and guarantees balance	R$ 53,975
Interest	49.00%
Amount endorsement/security	R$ 26,448
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Reduto S.A.	[1]
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 70,000
Sureties and guarantees balance	R$ 53,969
Interest	49.00%
Amount endorsement/security	R$ 26,445
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Santo Cristo S.A.	[1]
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 74,000
Sureties and guarantees balance	R$ 50,605
Interest	49.00%
Amount endorsement/security	R$ 24,796
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica São João S.A.	[1]
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 68,000
Sureties and guarantees balance	R$ 51,425
Interest	49.00%
Amount endorsement/security	R$ 25,198
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Cantareira Transmissora de Energia
Operation	Financing
Date issued	12.28.2016
Final maturity	09.15.2032
Amount approved	R$ 426,834
Sureties and guarantees balance	R$ 439,192
Interest	49.00%
Amount endorsement/security	R$ 215,204

[1]	Subsidiaries of Voltalia Sao Miguel do Gostoso I Participacoes S.A.